UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 30, 2012

If amended report check here:                   []

This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.



Odey Asset Management LLP
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Name of Institutional Investment Manager


Business Address         12 Upper Grosvenor St.         London, UK W1K2ND
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Form 13F File Number:   028-14187


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:


Fergus Lee            Chief Compliance Officer            44 020 7208 1400
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Name                          Title                            Phone



Signature,  Place,  and  Date  of  Signing:

/s/ Fergus Lee
-----------------------------
12 Upper Grosvenor St.
London, UK
5/15/2012




Report Type:

[ ]     13F HOLDINGS REPORT.
[X]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
--------------------      ----

028-14186                 Odey Asset Management Group Limited